Restatement of Previously Issued Financial Statements - Schedule of Restatement on Statement of Changes in Stockholders' Equity (Deficit) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (4,903,813)	$ (3,305,883)	$ (3,413,845)	$ (5,203,568)	$ (2,956,324)	$ (1,525,585)	$ (11,623,541)	$ (9,685,477)	$ (12,578,211)	$ (6,959,248)
Additional paid-in capital at September 30, 2022	12,110,667	6,662,088	9,013,670	10,230,886	(3,688,535)	(2,581,292)	12,110,667	10,230,886	9,181,203	(1,616,300)	$ 1,324,792
Additional Paid-In Capital
Additional paid-in capital at September 30, 2022	52,222,752	41,823,112	40,862,993	36,095,420	14,773,088	13,041,091	52,222,752	36,095,420	37,618,438	12,599,585	9,228,546
Accumulated Deficit
Net loss	(4,903,813)	(3,305,883)	(3,413,845)	(5,196,438)	(2,926,648)	(1,488,060)			(12,503,880)	(6,636,660)
Additional paid-in capital at September 30, 2022	(40,061,534)	$ (35,157,721)	$ (31,851,838)	$ (25,545,259)	$ (20,348,821)	$ (17,422,173)	(40,061,534)	$ (25,545,259)	$ (28,437,993)	$ (15,934,113)	$ (9,297,453)
As Previously Reported
Deemed dividend on ratchet shares	(1,099,360)						(1,099,360)
Net loss	(3,932,483)						(10,652,211)
Additional paid-in capital at September 30, 2022	12,326,372						12,326,372
As Previously Reported | Additional Paid-In Capital
Additional paid-in capital at September 30, 2022	51,467,127						51,467,127
As Previously Reported | Accumulated Deficit
Additional paid-in capital at September 30, 2022	(39,090,204)						(39,090,204)
Adjustment
Deemed dividend on ratchet shares	1,099,360						1,099,360
Net loss	(971,330)						(971,330)
Additional paid-in capital at September 30, 2022	(215,705)						(215,705)
Adjustment | Additional Paid-In Capital
Additional paid-in capital at September 30, 2022	755,625						755,625
Adjustment | Accumulated Deficit
Additional paid-in capital at September 30, 2022	$ (971,330)						$ (971,330)